Inventories	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Disclosure of inventories [text block]
10.	Inventories

	December 31 2017	December 31 2016

Ore in stockpiles and mining supplies	$4,743	$5,110
Materials and supplies	646	151

Inventory	5,389	5,261

Less: Current portion	646	151

	$4,743	$5,110